UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period January 1, 2009 to December 31, 2011.
	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period ________________ to ________________.
	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period ________________ to ________________.

Date of Report (Date of earliest event reported): February 3, 2012

BMW FINANCIAL SERVICES NA, LLC1
(Exact name of securitizer as specified in its charter)

None (Commission File Number of Securitizer)	0001541188 (Central Index Key Number of Securitizer)

Mark Redman, Corporate Counsel, (201) 307-3610
____________________________________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☒

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) 

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) 

1 BMW Financial Services NA, LLC, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it and outstanding during the reporting period in the auto loan, auto lease and floorplan finance asset classes, including asset-backed securities registered by the following affiliated registrants: (i) auto loan — BMW FS Securities LLC (Commission File Number 333-159922; Central Index Key Number 0001136586); and (ii) auto lease — BMW Auto Leasing LLC (Commission File Number 333-166296; Central Index Key Number 0001126530).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: February 2, 2012

BMW FINANCIAL SERVICES NA, LLC
(Securitizer)
By: /s/ Joachim Hensel
Name: Joachim Hensel
Title: Vice President – Finance & CFO